Shareholders' Equity (Details) - USD ($) shares in Millions, $ in Millions	Jun. 30, 2024	Mar. 31, 2024
Equity [Abstract]
Shares held in EBT (in shares)	0	1
Market value of shares held in EBT	$ 5.5	$ 75.4